Goodwill and Other Intangible Assets - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Goodwill
Goodwill	$ 8,327	$ 8,327	$ 8,327
Weighted-average amortization period	8 years 6 months
Amortization of intangible assets, net, excluding goodwill	$ 462	$ 462
Number of reportable segments | segment	2
Trademarks [Member]
Goodwill
Estimated useful lives	10 years
Noncompete Agreements
Goodwill
Estimated useful lives	5 years
Other Intangible Assets [Member]
Goodwill
Estimated useful lives	5 years 6 months
Minimum
Goodwill
Estimated useful lives	5 years
Maximum
Goodwill
Estimated useful lives	10 years